LEASES (Details 2)	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Weighted average discount rate	10.00%
Weighted average remaining lease term (years)	11 years 8 months 12 days
Operating lease cost	$ 12,234,919
Total lease cost	$ 12,234,919